RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 14, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
RELATED PARTY TRANSACTIONS
Borrowings from related parties		¥ 118,880		¥ 118,880
Total		118,880		118,880
Receipts of loans	$ 39,390	¥ 118,880
Loan waived and recorded as additional paid-in capital | $	$ 39,390
Imputed interest expense recorded as addition to additional paid-in capital			¥ 0	230	¥ 280
Yin Tian Xia Technology
RELATED PARTY TRANSACTIONS
Application service sold			¥ 0	¥ 7,830	¥ 1,800